(LOSS)/INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to RISE Education Cayman Ltd—basic and diluted	¥ (47,974)	$ (7,373)	¥ 53,923	¥ (26,285)
Denominator:
Weighted average number of ordinary shares outstanding- basic and diluted	101,890,411	101,890,411	100,000,000	100,000,000
Basic and diluted (loss)/income per share | (per share)	¥ (0.47)	$ (0.07)	¥ 0.54	¥ (0.26)